m+ funds Trust

c/o Cowen Prime Services, LLC

599 Lexington Avenue

New York, New York 10022

June 9, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	m+ Buffer 30 Fund, m+ funds Trust, Series 1-11 Amendment No. 1 to Form S-6 File No. 333-238107; ICA File No. 811-23503

Dear Sir or Madam:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on June 9, 2020.

M+ FUNDS TRUST			COWEN PRIME SERVICES, LLC

By: Cowen Prime Services, LLC			As Depositor

By:	/s/ Daniel S. Charney		By:	/s/ John Holmes
	Name:	Daniel S. Charney		Name:	John Holmes
	Title:	Chief Executive Officer		Title:	Chief Operating Officer and Principal Operations Officer